Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	May 22, 2024
Share Options [Line Items]
Ordinary shares issued	15,511,414		13,051,343
Grant ordinary Shares subject to adjustments	3,069,280
Exercised share options	1,345,019
Fair value option per share (in Dollars per share)	$ 2.45	$ 2.07
Total exercised amount (in Dollars)	$ 782	$ 28	$ 49
Unrecognized compensation expense (in Dollars)	$ 774
Weighted average period	1 year 2 months 26 days
Ordinary Shares [Member]
Share Options [Line Items]
Ordinary shares issued				1,000,000
Ordinary Shares [Member]
Share Options [Line Items]
Exercised share options	393,651	18,448